General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 27, 2017	Dec. 31, 2020	Jul. 31, 2018
Disclosure Of General Explanatory [Abstract]
Initial public offering	$ 13,700
ADS ordinary shares (in Shares)		(140)
Ownership interest, percentage		27.00%
Equity percentage			82.36%
Accumulated deficit		$ 55,188
Cash		$ 7,780